Investments in Affiliates	12 Months Ended
Dec. 31, 2025
Investments in Affiliates
Investments in Affiliates

6. Investments in Affiliates

The following table summarizes the Group’s balances of investments in affiliates:

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Kunshan Jingzhao	8,284	800	114
Wanjia Win-Win	86,896	80,215	11,471
Others	9,488	6,781	970
Funds that the Group serves as general partner	1,268,488	1,238,335	177,079
-Gopher/Olive Transform Private Fund	81,390	70,260	10,047
-Real estate funds and real estate funds of funds	84,221	114,382	16,356
-Private equity funds of funds	1,066,320	1,020,060	145,867
-Others	36,557	33,633	4,809
Total investments in affiliates	1,373,156	1,326,131	189,634

In May 2011, the Group injected RMB4.0 million into Kunshan Jingzhao Equity Investment Management Co., Ltd (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest. Kunshan Jingzhao principally engages in real estate fund management business.

In February 2013, the Group injected RMB21.0 million into Wanjia Win-Win Assets Management Co., Ltd (“Wanjia Win-Win”), a newly setup joint venture, for 35% of the equity interest. Wanjia Win-Win principally engages in wealth management plan management business. In December 2017, the share owned by the Group had been diluted to 28%.

In the fourth quarter of 2016, the Group injected RMB150 million into Gopher Transformation Private Fund, which accounted for 48% of total actual distribution volume. The fund principally invested in a limited partnership to invest a real-estate company. Although managed by Gopher, the fund is not consolidated by the Group based on the fact that substantive kick-out rights exist which are exercisable by a simple-majority of non-related limited partners of the fund to dissolve (liquidate) the fund or remove the Group as the general partner of the fund without cause. In the year 2017, due to capital subscription by limited partners, the equity interest owned by the Group had been diluted to 35%.

The Group invested in private equity funds of funds, real estate funds and real estate funds of funds, and other public securities funds of funds that Gopher/Olive serves as general partner or fund manager. The Group held less than 10% equity interests in these funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Group can exercise significant influence on these investees in the capacity of general partner or fund manager.

The Group recognized impairment losses totaling nil, nil and RMB7,484 related to investments in affiliates for the years ended December 31, 2023, 2024 and 2025, respectively, which are recorded in income (loss) from equity in affiliates in the consolidated statements of operations.

Summarized financial information

The following table shows summarized financial information relating to the balance sheets for the Group’s equity method investments assuming 100% ownership as of December 31, 2024 and 2025:

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Balance sheet data:
Current assets	2,473,533	2,427,654	347,150
Non-current assets	38,956,919	34,824,283	4,979,806
Current liabilities	908,774	1,147,596	164,104
Non-current liabilities	979,398	346,854	49,599

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2023, 2024 and 2025:

	Year Ended December 31,
	(Amount in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Operating data:
Revenue	166,859	123,474	89,753	12,835
(Loss) Income from operations	(167,920)	(756,712)	119,493	17,087
Net realized and unrealized gains (loss) from investments	1,357,034	594,507	(962,161)	(137,587)
Net income (loss)	1,204,643	(157,665)	(845,817)	(120,950)